SEGMENT AND GEOGRAPHIC INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010 Customer A
SEGMENT AND GEOGRAPHIC INFORMATION
Number of Operating Segment	1
Major Customers
Percentage of revenue		10.60%